Consolidated Statements of Operations and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of profit or loss and other comprehensive income [abstract]
Corporate and administrative expenses	$ (12,370)	$ (13,673)
Environmental rehabilitation expense	(7,439)	(2,056)
Other income - flow-through shares	6,312	5,374
Gain on disposition of mineral interests		2,183
Impairment of investment in associate	(1,336)
Loss of associates	(160)	(107)
Impairment of investments in marketable securities		(680)
Gain on investments in marketable securities		719
Interest income	164	149
Finance and other expenses	(144)	(32)
Loss before income taxes	(14,973)	(8,123)
Income tax expense	(4,967)	(2,164)
Loss for the period	(19,940)	(10,287)
Items that may be reclassified to net income or loss
Reclassification of previously deferred gains on marketable securities		(331)
Unrealized gain on marketable securities		233
Total other comprehensive income (loss), net of income taxes		(98)
Items that will not be reclassified to net income or loss
Change in fair value of marketable securities	(577)
Total other comprehensive loss	(577)	(98)
Comprehensive loss for the year	$ (20,517)	$ (10,385)
Basic and diluted net loss per common share	$ (0.34)	$ (0.18)
Basic and diluted weighted average number of common shares outstanding	59,104,624	56,428,233